Interests in associates and joint ventures - Interest in associates - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of interests in associates and joint ventures [abstract]
Interests in associates in the opening balance	€ 130	€ 162	€ 603
Dividends			(17)
Share of profits (losses) of associates and joint ventures	6	20	26
Impairment		(66)	(64)
Change in components of other comprehensive income	(9)		(2)
Change of consolidation scope	(3)	(2)	(407)
o/w acquisitions of shares		1	2
o/w takeovers			(409)
o/w disposals of investments	(3)	(3)
Translation adjustment	(2)	3	3
Reclassifications and other items	(45)	13	20
Classification as held for sale	0	0	0
Interests in associates in the closing balance	€ 77	€ 130	€ 162